RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025 - Assets and liabilities on the acquisition (Details) - ARS ($) $ in Millions	Sep. 30, 2025	Feb. 24, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025
Cash and cash equivalents	$ 397,893		$ 388,241	$ 240,865	$ 424,356
Investments	289,527		40,961
Trade receivables	776,936		361,010
Other receivables	184,619		54,586
Inventories	86,909		73,721
Assets classified as held for sale	2,792		2,153
Deferred income tax assets	375,054		40,237
PP&E	5,998,155		5,281,751
Intangible assets	2,612,974		2,312,933
Right of use assets	692,795		599,242	586,566	572,872
Investment properties	55,001
Trade payables	(961,988)		(542,367)
Salaries and social security payables	(356,894)		(275,963)
Other taxes payables	(241,607)		(110,577)
Leases liabilities	(141,454)		(90,902)
Other liabilities	(50,840)		(18,696)
Provisions	(251,427)		$ (64,459)	$ (72,410)	$ (69,366)
Telefnica Mviles Argentina S.A.
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025
Cash and cash equivalents		$ 149,678
Investment		88,434
Trade receivables	391,183	335,696
Other receivables		69,289
Inventories		61,851
Assets classified as held for sale		2,366
Deferred income tax assets		313,988
PP&E		797,587
Intangible assets		311,686
Right of use assets		137,014
Investment properties		52,764
Trade payables		(430,015)
Salaries and social security payables		(139,583)
Other taxes payables		(193,325)
Leases liabilities		(106,991)
Other liabilities		(45,920)
Provisions		(217,291)
Net identifiable assets acquired		$ 1,187,228
Cash and cash equivalents	174,418
Investments	103,051
Trade receivables	391,183
Other receivables	80,742
Inventories	72,074
Assets classified as held for sale	2,757
Deferred income tax assets	365,887
PP&E	929,420
Intangible assets	363,205
Right of use assets	159,661
Investment properties	61,485
Trade payables	(501,096)
Salaries and social security payables	(162,655)
Other taxes payables	(225,280)
Leases liabilities	(124,676)
Other liabilities	(53,509)
Provisions	(253,208)
Net identifiable assets acquired	$ 1,383,459